Significant Accounting Policies - Changes Related to Topic 326 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of January 1,	$ 10,557
Current period provision for expected credit losses	2,149
Write-offs charged against the allowance for expected credit losses	(1,998)
Cumulative effect related to the adoption of ASC326	(2,231,367,000)	$ (2,159,840,000)	$ (1,854,408,000)	$ (1,717,972,000)
Balance as of December 31,	5,494,708
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect related to the adoption of ASC326	$ (2,000,980,000)	(1,862,059,000)	$ (1,691,921,000)	(1,561,921,000)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect related to the adoption of ASC326		5,484,000		1,433,000
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect related to the adoption of ASC326		$ 5,484,000		$ 1,433,000